Equity	6 Months Ended
Jun. 30, 2020
Equity Explanatory [Abstract]
EQUITY

 NOTE 7 - EQUITY:

a.	Composition of share capital:

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2020		December 31, 2019
Ordinary shares of no par value	1,500,000,000	527,743,611	250,000,000	56,391,512

b.	Increase of the Company's authorized share capital

On January 28, 2020, the Company's shareholders approved an increase of the authorized share capital of the Company by an additional 1,250,000,000 ordinary shares, and to amend and restate the articles of association of the Company to reflect the same.

As of June 30, 2020, the authorized share capital of the Company is comprised of 1,500,000,000 ordinary shares.

c.	Public and registered direct offerings:

1)	On April 2, 2020, the Company completed a registered direct offering of $720 thousand, before deducting offering expenses. The offering consisted of 450,000 ADSs at a price per ADS of $1.60.

2)	On April 23, 2020, the Company completed an additional underwritten public offering of approximately $8.4 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 858,600 units (the "Units") of ADS and warrants to purchase one ADS per warrant (the "Warrants"), with each Unit consisting of one ADS and one Warrant, and (ii) 6,777,500 pre-funded units (the "Pre-Funded Units"), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a "Pre-Funded Warrant") and one Warrant.

Each Unit was sold at a price of $1.10 per unit, and each Pre-Funded Unit was sold at a price of $1.099 per unit, including an exercise price of $0.001 per full ADS. The Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The Warrants have a per ADS exercise price of $1.20 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.

The Company granted the underwriter a 45-day option to purchase up to an additional 1,145,415 ADSs and/or Warrants to cover over-allotments, if any. The underwriter did not exercise its option.

During the period from January 1, 2020 through June 30, 2020, all the Pre-Funded Warrants were exercised into 6,777,500 ADSs in exchange for an aggregate exercise amount of approximately $7 thousand. Also, 2,320,000 Warrants were exercised into 2,320,000 ADSs in exchange for an aggregate exercise amount of approximately $2.8 million.

d.	For further information regarding the Company's issuance of shares, see note 6 and note 8.